Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Values of Derivative Instruments
Asset Derivatives	$ 6,975,930	$ 6,127,320
Liability Derivatives	(3,126,332)	(4,581,389)
Futures Contracts
Fair Values of Derivative Instruments
Asset Derivatives	5,223,195	5,166,127
Liability Derivatives	(2,578,536)	(2,886,203)
Fair Value	2,644,659	2,279,924
Futures Contracts | Agriculturals
Fair Values of Derivative Instruments
Asset Derivatives	192,152	121,013
Liability Derivatives	(41,963)	(261,721)
Fair Value	$ 150,189	$ (140,708)
Futures Contracts | Agriculturals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	3.00%	3.00%
Futures Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	$ 607,592	$ 763,565
Liability Derivatives	(214,009)	(345,781)
Fair Value	393,583	417,784
Futures Contracts | Energy
Fair Values of Derivative Instruments
Asset Derivatives	1,202,346	562,341
Liability Derivatives	(156,581)	(18,461)
Fair Value	$ 1,045,765	$ 543,880
Futures Contracts | Energy | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	3.00%	1.00%
Futures Contracts | Interest rates
Fair Values of Derivative Instruments
Asset Derivatives	$ 480,661	$ 578,244
Liability Derivatives	(820,436)	(326,726)
Fair Value	$ (339,775)	$ 251,518
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	54.00%	53.00%
Futures Contracts | Interest rates | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	44.00%	61.00%
Futures Contracts | Meats
Fair Values of Derivative Instruments
Asset Derivatives	$ 37,013	$ 79,821
Liability Derivatives	(5,967)	(10,487)
Fair Value	31,046	69,334
Futures Contracts | Metals
Fair Values of Derivative Instruments
Asset Derivatives	1,464,763	1,604,965
Liability Derivatives	(828,583)	(1,282,731)
Fair Value	$ 636,180	$ 322,234
Futures Contracts | Metals | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	4.00%	3.00%
Futures Contracts | Soft commodities
Fair Values of Derivative Instruments
Asset Derivatives	$ 371,081	$ 344,652
Liability Derivatives	(161,787)	(86,579)
Fair Value	209,294	258,073
Futures Contracts | Stock indices
Fair Values of Derivative Instruments
Asset Derivatives	867,587	1,111,526
Liability Derivatives	(349,210)	(553,717)
Fair Value	$ 518,377	$ 557,809
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	16.00%	15.00%
Futures Contracts | Stock indices | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	14.00%	10.00%
Forward Contracts
Fair Values of Derivative Instruments
Fair Value	$ 25,627	$ 705
Forward Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	573,423	556,627
Liability Derivatives	(547,796)	(555,922)
Fair Value	$ 25,627	$ 705
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	20.00%	25.00%
Forward Contracts | Currencies | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	42.00%	29.00%
Swap Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 1,179,312	$ 404,566
Liability Derivatives		(1,139,264)
Fair Value	$ 1,179,312	$ (734,698)
Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Fair Values of Derivative Instruments
Sector exposure index	100.00%	100.00%
Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Fair Values of Derivative Instruments
Sector exposure index	100.00%	100.00%